Financial Assets and Financial Liabilities(Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments Abstract [Abstract]
Disclosure Of Fair Value Measurement Explanatory

Carrying amount and fair value of financial assets and liabilities as of December 31, 2016 and 2017, are as follows:

	2016				2017
	Carrying amount		Fair value		Carrying amount		Fair value
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	17,884,863	￦	17,878,714	￦	19,817,825	￦	19,805,138
Financial assets held for trading		26,099,518		26,099,518		30,177,293		30,177,293
Debt securities		22,986,570		22,986,570		25,168,338		25,168,338
Equity securities		3,040,599		3,040,599		4,935,100		4,935,100
Others		72,349		72,349		73,855		73,855
Financial assets designated at fair value through profit or loss		1,758,846		1,758,846		2,050,052		2,050,052
Debt securities		331,664		331,664		368,820		368,820
Equity securities		65,591		65,591		67,828		67,828
Derivative-linked securities		1,361,591		1,361,591		1,613,404		1,613,404
Derivatives held for trading		3,298,328		3,298,328		2,998,042		2,998,042
Derivatives held for hedging		83,607		83,607		312,124		312,124
Loans		265,486,134		265,144,250		290,122,838		289,807,038
Available-for-sale financial assets		33,970,293		33,970,293		48,116,263		48,116,263
Debt securities		27,445,752		27,445,752		38,959,401		38,959,401
Equity securities		6,524,541		6,524,541		9,156,862		9,156,862
Held-to-maturity financial assets		11,177,504		11,400,616		18,491,980		18,483,065
Other financial assets		7,322,335		7,322,335		10,195,015		10,195,015

Total	￦	367,081,428	￦	366,956,507	￦	422,281,432	￦	421,944,030

Financial liabilities
Financial liabilities held for trading	￦	1,143,510	￦	1,143,510	￦	1,944,770	￦	1,944,770
Financial liabilities designated at fair value through profit or loss		10,979,326		10,979,326		10,078,288		10,078,288
Derivatives held for trading		3,717,819		3,717,819		3,054,614		3,054,614
Derivatives held for hedging		89,309		89,309		88,151		88,151
Deposits		239,729,695		240,223,353		255,800,048		256,222,490
Debts		26,251,486		26,247,768		28,820,928		28,814,801
Debentures		34,992,057		35,443,751		44,992,724		44,400,325
Other financial liabilities		16,286,578		16,257,142		18,330,004		18,328,276

Total	￦	333,189,780	￦	334,101,978	￦	363,109,527	￦	362,931,715

Fair Value Hierarchy Of Assets And Liabilities Measured At Fair Value Table Text Block [Text Block]

The fair value hierarchy of financial assets and liabilities measured at fair value in the statements of financial position as of December 31, 2016 and 2017, is as follows:

	2016
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Financial assets held for trading
Debt securities	￦	7,426,480	￦	15,560,090	￦	—	￦	22,986,570
Equity securities		1,137,531		1,903,068		—		3,040,599
Others		72,349		—		—		72,349

Sub-total		8,636,360		17,463,158		—		26,099,518

Financial assets designated at fair value through profit or loss
Debt securities		—		237,595		94,069		331,664
Equity securities		—		—		65,591		65,591
Derivative-linked securities		—		757,979		603,612		1,361,591

Sub-total		—		995,574		763,272		1,758,846

Derivatives held for trading		128,236		3,033,156		136,936		3,298,328

Derivatives held for hedging		—		82,144		1,463		83,607

Available-for-sale financial assets[1]
Debt securities		10,456,882		16,978,619		10,251		27,445,752
Equity securities		1,112,502		2,349,998		3,062,041		6,524,541

Sub-total		11,569,384		19,328,617		3,072,292		33,970,293

Total	￦	20,333,980	￦	40,902,649	￦	3,973,963	￦	65,210,592

Financial liabilities
Financial liabilities held for trading	￦	1,143,510	￦	—	￦	—	￦	1,143,510
Financial liabilities designated at fair value through profit or loss		566		3,181,621		7,797,139		10,979,326
Derivatives held for trading		474,921		3,041,052		201,846		3,717,819
Derivatives held for hedging		—		89,123		186		89,309

Total	￦	1,618,997	￦	6,311,796	￦	7,999,171	￦	15,929,964

	2017
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Financial assets held for trading
Debt securities	￦	7,814,921	￦	17,353,417	￦	—	￦	25,168,338
Equity securities		2,340,497		2,594,603		—		4,935,100
Others		73,855		—		—		73,855

Sub-total		10,229,273		19,948,020		—		30,177,293

Financial assets designated at fair value through profit or loss
Debt securities		—		66,969		301,851		368,820
Equity securities		—		—		67,828		67,828
Derivative-linked securities		—		668,739		944,665		1,613,404

Sub-total		—		735,708		1,314,344		2,050,052

Derivatives held for trading		80,678		2,720,285		197,079		2,998,042

Derivatives held for hedging		—		311,349		775		312,124

Available-for-sale financial assets[1]
Debt securities		10,446,001		28,464,019		49,381		38,959,401
Equity securities		1,550,766		1,789,501		5,816,595		9,156,862

Sub-total		11,996,767		30,253,520		5,865,976		48,116,263

Total	￦	22,306,718	￦	53,968,882	￦	7,378,174	￦	83,653,774

Financial liabilities
Financial liabilities held for trading	￦	1,944,770	￦	—	￦	—	￦	1,944,770
Financial liabilities designated at fair value through profit or loss		843		1,389,553		8,687,892		10,078,288
Derivatives held for trading		272,766		2,717,862		63,986		3,054,614
Derivatives held for hedging		—		88,081		70		88,151

Total	￦	2,218,379	￦	4,195,496	￦	8,751,948	￦	15,165,823

[1]	The amounts of equity securities carried at cost in “Level 3”, which do not have a quoted market price in an active market and cannot be measured reliably at fair value, are ￦223,398 million and ￦116,629 million as of December 31, 2016 and 2017, respectively. These equity securities are carried at cost because it is practically difficult to quantify the intrinsic values of the equity securities issued by unlisted public and non-profit entities. In addition, due to significant fluctuations in estimated cash flows arising from entities being in its initial stages, which further results in varying and unpredictable probabilities, unlisted equity securities issued by project financing cannot be reliably and reasonably assessed. Therefore, these equity securities are carried at cost. The Group has no plan to sell these instruments in the near future.

Fair Value Measurement Inputs Of Assest And Liabilities Whose Fair Values Are Measured As Level2 Table Text Block [Text Block]

Financial assets and liabilities measured at fair value classified as Level 2 in the statements of financial position as of December 31, 2016 and 2017, are as follows:

	Fair value				Valuation techniques	Inputs
	2016		2017
	(In millions of Korean won)
Financial assets
Financial assets held for trading
Debt securities	￦	15,560,090	￦	17,353,417	DCF Model, Option model	Underlying asset Index, Discount rate, Volatility
Equity securities		1,903,068		2,594,603	DCF Model, Net Asset Value, Option Model	Underlying asset Index, Volatility, Discount rate, Fair value of underlying asset

Sub-total		17,463,158		19,948,020

Financial assets designated at fair value through profit or loss
Debt securities		237,595		66,969	DCF Model, Hull and White Model	Discount rate, Volatility
Derivative-linked securities		757,979		668,739	DCF Model, Closed Form, Monte Carlo Simulation, Option Model	Underlying asset Index, Discount rate, Volatility

Sub-total		995,574		735,708

Derivatives held for trading		3,033,156		2,720,285	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and Others	Underlying asset Index, Discount rate, Volatility, Foreign exchange rate, Stock price, Dividend rate and others
Derivatives held for hedging		82,144		311,349	DCF Model, Closed Form, FDM	Discount rate, Volatility, Foreign exchange rate and others
Available-for-sale financial assets
Debt securities		16,978,619		28,464,019	DCF Model, Option model, Net Asset Value	Discount rate
Equity securities		2,349,998		1,789,501	DCF Model, Option Model, Net Asset Value	Discount rate, Fair value of underlying asset

Sub-total		19,328,617		30,253,520

Total	￦	40,902,649	￦	53,968,882

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Derivative-linked securities	￦	3,181,621	￦	1,389,553	DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others	Price of Underlying asset, Discount rate, Dividend rate, Volatility

Sub-total		3,181,621		1,389,553

Derivatives held for trading		3,041,052		2,717,862	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Option Valuation Model and others	Discount rate, Price of Underlying asset, Volatility, Foreign exchange rate, Credit Spread, Stock price and others
Derivatives held for hedging		89,123		88,081	DCF Model, Closed Form, FDM	Discount rate, Volatility, Foreign exchange rate and others

Total	￦	6,311,796	￦	4,195,496

Fair Value Hierarchy Of Assets And Liabilities Whose Fair Values Are Disclosed Table Text Block [Text Block]

The fair value hierarchy of financial assets and liabilities whose the fair values are disclosed as of December 31, 2016 and 2017, are as follows:

	2016
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	2,625,516	￦	13,390,534	￦	1,862,664	￦	17,878,714
Loans		—		—		265,144,250		265,144,250
Held-to-maturity financial assets		1,505,288		9,895,328		—		11,400,616
Other financial assets[2]		—		—		7,322,335		7,322,335

Total	￦	4,130,804	￦	23,285,862	￦	274,329,249	￦	301,745,915

Financial liabilities
Deposits[1]	￦	—	￦	116,068,290	￦	124,155,063	￦	240,223,353
Debts[3]		—		1,444,983		24,802,785		26,247,768
Debentures		—		33,504,039		1,939,712		35,443,751
Other financial liabilities[4]		—		—		16,257,142		16,257,142

Total	￦	—	￦	151,017,312	￦	167,154,702	￦	318,172,014

	2017
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	2,754,086	￦	15,281,705	￦	1,769,347	￦	19,805,138
Loans		—		569,625		289,237,413		289,807,038
Held-to-maturity financial assets		4,825,393		13,653,429		4,243		18,483,065
Other financial assets[2]		—		—		10,195,015		10,195,015

Total	￦	7,579,479	￦	29,504,759	￦	301,206,018	￦	338,290,256

Financial liabilities
Deposits[1]	￦	—	￦	125,154,284	￦	131,068,206	￦	256,222,490
Debts[3]		—		853,615		27,961,186		28,814,801
Debentures		—		41,058,076		3,342,249		44,400,325
Other financial liabilities[4]		—		—		18,328,276		18,328,276

Total	￦	—	￦	167,065,975	￦	180,699,917	￦	347,765,892

[1]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair values.
[2]	Other financial assets of ￦7,322,335 million and ￦10,195,015 million are included in Level 3, the carrying amounts that are reasonable approximations of fair values as of December 31, 2016 and 2017, respectively.
[3]	Debts of ￦70,624 million and ￦19,820 million included in Level 2 are the carrying amounts which are reasonable approximations of fair values as of December 31, 2016 and 2017, respectively.
[4]	Other financial liabilities of ￦15,890,765 million and ￦17,882,909 million included in Level 3 are the carrying amounts which are reasonable approximations of fair values as of December 31, 2016 and 2017, respectively.

Fair Value Measurement Inputs Of Assest And Liabilities Whose Fair Values Are Disclosed And Classified As Level2 Table Text Block [Text Block]

Valuation techniques and inputs of financial assets and liabilities whose fair values are disclosed and classified as Level 2 as of December 31, 2016 and 2017, are as follows:

	Fair value				Valuation technique	Inputs
	2016		2017
	(In millions of Korean won)
Financial assets
Loans	￦	—	￦	569,625	DCF Model	Discount rate
Held-to-maturity financial assets		9,895,328		13,653,429	DCF Model	Discount rate
Financial liabilities
Debts		1,374,359		833,795	DCF Model	Discount rate
Debentures		33,504,039		41,058,076	DCF Model	Discount rate

Fair Value Measurement Inputs Of Assest And Liabilities Whose Fair Values Are Disclosed And Classified As Level3 Table Text Block [Text Block]

Valuation techniques and inputs of financial assets and liabilities whose fair values are disclosed and classified as Level 3 as of December 31, 2016 and 2017, are as follows:

	Fair value			Valuation technique	Inputs
	2016		2017
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	1,862,664	￦1,769,347	DCF Model	Credit spread, Other spread, Interest rates
Loans		265,144,250	289,237,413	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rates
Held-to-maturity financial assets		—	4,243	DCF Model	Interest rates

Total	￦	267,006,914	￦291,011,003

Financial liabilities
Deposits	￦	124,155,063	￦131,068,206	DCF Model	Other spread, Prepayment rate, Interest rates
Debts		24,802,785	27,961,186	DCF Model	Other spread, Interest rates
Debentures		1,939,712	3,342,249	DCF Model	Other spread, Implied default probability, Interest rates
Other financial liabilities		366,377	445,367	DCF Model	Other spread, Interest rates

Total	￦	151,263,937	￦162,817,008

Schedule Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory

Details of changes in Level 3 of the fair value hierarchy for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Financial assets at fair value through profit or loss		Financial investments		Financial liabilities at fair value through profit or loss		Net derivatives financial instruments
	Designated at fair value through profit or loss		Available-for-sale financial assets		Designated at fair value through profit or loss		Derivatives held for trading		Derivatives held for hedging
	(In millions of Korean won)
Beginning balance	￦	386,838	￦	1,888,439	￦	(1,819,379)	￦	(89,042)	￦	714
Total gains or losses
—Profit or loss		62,717		(12,038)		(382,798)		25,649		676
—Other comprehensive income		—		86,320		—		—		—
Purchases		278,743		744,221		—		33,664		—
Sales		(345,846)		(288,082)		—		(178,670)		—
Issues		—		—		(4,085,714)		(26,049)		—
Settlements		(118,913)		—		4,182,978		282,671		(113)
Transfers into Level 3[1]		—		—		—		8,815		—
Transfers out of Level 3[1]		(337,217)		(24,816)		2,388,485		(72,571)		—
Business combination		836,950		678,248		(8,080,711)		(49,377)		—

Ending balance	￦	763,272	￦	3,072,292	￦	(7,797,139)	￦	(64,910)	￦	1,277

	2017
	Financial assets at fair value through profit or loss		Financial investments		Financial liabilities at fair value through profit or loss		Net derivatives financial instruments
	Designated at fair value through profit or loss		Available-for-sale financial assets		Designated at fair value through profit or loss		Derivatives held for trading		Derivatives held for hedging
	(In millions of Korean won)
Beginning balance	￦	763,272	￦	3,072,292	￦	(7,797,139)	￦	(64,910)	￦	1,277
Total gains or losses
—Profit or loss		52,936		(20,827)		(846,704)		504,627		(408)
—Other comprehensive income		—		6,356		—		—		—
Purchases		1,315,500		1,713,098		—		35,649		—
Sales		(1,076,928)		(916,778)		—		(270,435)		—
Issues		—		—		(11,528,433)		(67,958)		—
Settlements		(264,816)		—		11,484,384		(3,760)		(164)
Transfers into Level 3[1]		—		14,168		—		—		—
Transfers out of Level 3[1]		—		(922)		—		(642)		—
Business combination		524,380		2,038,779		—		522		—
Changes from replacement of assets Of disposal group as held for sale		—		(40,190)		—		—		—

Ending balance	￦	1,314,344	￦	5,865,976	￦	(8,687,892)	￦	133,093	￦	705

[1]	The changes in levels for the financial instruments occurred due to change in the availability of observable market data.

Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings Text Block [Text Block]

In relation to changes in Level 3 of the fair value hierarchy, total gains or losses recognized in profit or loss for the period, and total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period in the statements of comprehensive income for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015
	Net income(loss) from financial investments at fair value through profit or loss		Other operating income(loss)		Net interest income
	(In millions of Korean won)
Total gains or losses included in profit or loss for the period	￦	8,699	￦	125,331	￦	7
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period		30,926		(24,143)		7

	2016
	Net income(loss) from financial investments at fair value through profit or loss		Other operating income(loss)		Net interest income
	(In millions of Korean won)
Total gains or losses included in profit or loss for the period	￦	(294,432)	￦	(11,375)	￦	13
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period		(89,797)		(15,306)		—

	2017
	Net income(loss) from financial investments at fair value through profit or loss		Other operating income(loss)		Net interest income
	(In millions of Korean won)
Total gains or losses included in profit or loss for the period	￦	(289,141)	￦	(21,235)	￦	—
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period		48,333		(90,103)		—

Information About Fair Value Measurements Using Unobservable Inputs Table Text Block [Text Block]

Information about fair value measurements using unobservable inputs as of December 31, 2016 and 2017, are as follows:

	2016
	Fair value		Valuation technique	Unobservable inputs	Range of unobservable inputs(%)			Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Financial assets
Financial assets designated at fair value through profit or loss

Debt securities	￦	94,069	Black-Scholes Model	Volatility of the underlying asset		10.51~27.70		The higher the volatility, the higher the fair value fluctuation
Equity securities		65,591	Black-Scholes Model	Volatility of the underlying asset		10.51~30.97		The higher the volatility, the higher the fair value fluctuation
Derivative-linked securities		603,612	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model	Volatility of the underlying asset		15.00~49.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets		4.00~73.07		The higher the correlation, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		124,888	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	Volatility of the underlying asset		5.60~55.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets		4.00~69.00		The higher the correlation, the higher the fair value fluctuation
Currency, interest rate and others		12,048	DCF Model, Hull and White Model, Closed Form, Monte Carlo Simulation, Tree Model	Loss given default		0.80~0.84		The higher the loss given default, the lower the fair value
				Volatility of the stock price		14.82~30.97		The higher the volatility, the higher the fair value fluctuation
				Volatility of the interest rate		0.57		The higher the volatility, the higher the fair value fluctuation
				Volatility of the underlying asset		18.00~59.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets		-5.00~47.00		The higher the absolute value of correlation, the higher the fair value fluctuation
Derivatives held for hedging
Interest rate		1,463	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Tree Model	Volatility of the underlying asset		5.04		The higher the volatility, the higher the fair value fluctuation
Available-for-sale financial assets
Debt securities		10,251	DCF Model	Discount rate	6.55		The lower the discount rate, the higher the fair value
Equity securities		3,062,041	DCF Model, Comparable Company Analysis, Adjusted discount rate method, Net asset value method, Dividend discount model, Hull and White model, Discounted cash flows to equity, Income approach	Growth rate	0.00~1.00		The higher the growth rate, the higher the fair value
				Discount rate	1.49~22.01		The lower the discount rate, the higher the fair value
				Liquidation value	0.00		The higher the liquidation value, the higher the fair value
				Recovery rate of receivables’ acquisition cost	155.83		The higher the recovery rate of receivables’ acquisition cost, the higher the fair value

Total	￦	3,973,963

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Derivative-linked securities	￦	7,797,139	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model	Volatility of the underlying asset	1.00~49.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	-5.00~77.00		The higher the absolute value of correlation, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		153,419	DCF Model, Closed Form, FDM, Monte Carlo Simulation	Volatility of the underlying asset	17.00~43.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	4.00~59.00		The higher the correlation, the higher the fair value fluctuation
Others		48,427	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Tree Model	Volatility of the stock price	14.82		The higher the volatility, the higher the fair value fluctuation
				Volatility of the interest rate	0.57~37.15		The higher the volatility, the higher the fair value fluctuation
				Discount rate	2.09		The lower the discount rate, the higher the fair value
				Volatility of the underlying asset	18.00~30.15		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	-5.00~47.00		The higher the absolute value of correlation, the higher the fair value fluctuation
Derivatives held for hedging
Interest rate		186	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Tree Model	Volatility of the underlying asset		2.74		The higher the volatility, the higher the fair value fluctuation

Total	￦	7,999,171

	2017
	Fair value		Valuation technique	Unobservable inputs	Range of unobservable inputs(%)			Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Financial assets
Financial assets designated at fair value through profit or loss
Debt securities	￦	301,851	Tree Model, DCF Model, Hull and White Model	Volatility of the underlying asset		9.96~29.53		The higher the volatility, the higher the fair value fluctuation
Equity securities		67,828	Tree Model	Volatility of the underlying asset		11.45~24.01		The higher the volatility, the higher the fair value fluctuation
Derivative-linked securities		944,665	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Tree Model	Volatility of the underlying asset		10.00~30.07		The higher the volatility, the higher the fair value fluctuation
				Recovery rate		40.00		The higher the recovery rate, the higher the fair value
				Correlation between underlying assets		8.27~90.00		The higher the correlation, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		138,972	DCF Model, FDM, Closed Form, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	Volatility of the underlying asset		1.00~39.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets		3.00~67.00		The higher the value of correlation, the higher the fair value fluctuation
Currency, Interest rate and others		58,107	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model, Option Model	Loss given default		0.56		The higher the loss given default, the lower the fair value
				Volatility of the interest rate		0.47		The higher the volatility, the higher the fair value fluctuation
				Volatility of the underlying asset		3.00~51.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets		-13.00~90.00		The higher the absolute value of correlation, the higher the fair value fluctuation
Derivatives held for hedging
Interest rate		775	DCF Model, Closed Form, FDM, Monte Carlo Simulation	Volatility of the underlying asset	3.02		The higher the volatility, the higher the fair value fluctuation
Available-for-sale financial assets
Debt securities		49,381	DCF Model, Option Model, Net asset value method, Market approach	Discount rate	2.57~11.08		The lower the discount rate, the higher the fair value
				Volatility	15.26~30.07		The Volatility is different for each item
				Correlation between underlying assets	48.82~82.16		The coefficient of correlation is different for each item
				Growth rate	0.00~2.20		The higher the growth rate, the higher the fair value
Equity securities		5,816,595	DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Net asset value method, Discounted cash flows to equity, Income approach, Market approach, One Factor Hull-White Model, Usage of past transactions, Cost methods, Asset value approach, Tree Model and others	Growth rate	-1.00~1.00		The higher the growth rate, the higher the fair value
				Discount rate	-1.00~52.68		The lower the discount rate, the higher the fair value
				Asset value	-1.00~1.00		The higher the asset value, the higher the fair value
				Correlation between underlying assets	48.82~82.16		The coefficient of correlation is different for each item
				Volatility	15.26~30.07		The Volatility is different for each item

Total	￦	7,378,174

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Derivative-linked securities	￦	8,687,892	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model	Volatility of the underlying asset	1.00~52.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	-13.42~90.24		The higher the absolute value of correlation, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		14,796	DCF Model, Closed Form, Monte Carlo Simulation, FDM	Volatility of the underlying asset	1.00~33.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	7.00~67.00		The higher the correlation, the higher the fair value fluctuation
Others		49,190	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Option Model	Volatility of the stock price	15.84		The higher the volatility, the higher the fair value fluctuation
				Volatility of the interest rate	0.47		The higher the volatility, the higher the fair value fluctuation
				Discount rate	2.57~2.69		The lower the discount rate, the higher the fair value
				Volatility of the underlying asset	1.00~49.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	25.00~90.00		The higher the correlation, the higher the fair value fluctuation
Derivatives held for hedging
Interest rate		70	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Tree Model	Volatility of the underlying asset	2.64		The higher the volatility, the higher the fair value fluctuation

Total	￦	8,751,948

Fair Value Measurement Inputs Disclosure Text Block [Text Block]

The results of the sensitivity analysis from changes in inputs are as follows:

	2016
	Recognition in profit or loss				Other comprehensive income
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
	(In millions of Korean won)
Financial assets
Financial assets designated at fair value through profit or loss[1]
Debt securities	￦	1,029	￦	(866)	￦	—	￦	—
Equity securities		840		(521)		—		—
Derivative-linked securities		5,666		(5,463)		—		—
Derivatives held for trading[2]		28,334		(29,486)		—		—
Derivatives held for hedging[2]		9		(6)		—		—
Available-for-sale financial assets
Debt securities[3]		—		—		69		(45)
Equity securities[4]		—		—		168,225		(87,529)

Total	￦	35,878	￦	(36,342)	￦	168,294	￦	(87,574)

Financial liabilities
Financial liabilities designated at fair value through profit or loss[1]	￦	97,429	￦	(97,571)	￦	—	￦	—
Derivatives held for trading[2]		31,759		(33,715)		—		—
Derivatives held for hedging[2]		3		(3)		—		—

Total	￦	129,191	￦	(131,289)	￦	—	￦	—

	2017
	Recognition in profit or loss				Other comprehensive income
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
	(In millions of Korean won)
Financial assets
Financial assets designated at fair value through profit or loss[1]
Debt securities	￦	3,220	￦	(2,563)	￦	—	￦	—
Equity securities		654		(626)		—		—
Derivative-linked securities		6,906		(6,820)		—		—
Derivatives held for trading[2]		25,616		(28,488)		—		—
Derivatives held for hedging[2]		—		—		—		—
Available-for-sale financial assets
Debt securities[3]		—		—		205		(51)
Equity securities[4]		—		—		126,916		(71,396)

Total	￦	36,396	￦	(38,497)	￦	127,121	￦	(71,447)

Financial liabilities
Financial liabilities designated at fair value through profit or loss[1]	￦	40,020	￦	(36,757)	￦	—	￦	—
Derivatives held for trading[2]		11,091		(10,827)		—		—
Derivatives held for hedging[2]		2		(2)		—		—

Total	￦	51,113	￦	(47,586)	￦	—	￦	—

[1]	For financial assets designated at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such volatility of the underlying asset or correlation between underlying asset by ± 10%.
[2]	For stock and index-related derivatives, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation of the rates of return on stocks and volatility of the underlying asset by ± 10%. For currency-related derivatives, changes in fair value are calculated by shifting unobservable input parameters, such as loss given default ratio by ± 1%. For interest rate-related derivatives, correlation of the interest rates or volatility of the underlying asset is shifted by ± 10% to calculate fair value changes.
[3]	For debt securities, changes in fair value are calculated by shifting principal unobservable input parameters; such as, discount rate by ± 1%.
[4]	For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between growth rate (0~0.5%) and discount rate, liquidation value (-1~1%) and discount rate, or recovery rate of receivables’ acquisition cost (-1~1%). Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%)and volatilities of real estate price (-1~1%).

Reconciliation Of Aggregate Difference Yet To Be Recognized In Profit Or Loss Table Text Block [Text Block]

The aggregate difference yet to be recognized in profit or loss at the beginning and end of the period and a reconciliation of changes in the balance of this difference for the years ended December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Balance at the beginning of the period	￦	4,055	￦	39,033
New transactions and others		37,819		58,445
Changes during the period		(2,841)		(74,664)

Balance at the end of the year	￦	39,033	￦	22,814

Carrying Amounts Of Financial Assets And Liabilities By Category Table Text Block [Text Block]

The carrying amounts of financial assets and liabilities by category as of December 31, 2016 and 2017, are as follows:

	2016
	Financial assets at fair value through profit or loss
	Held for trading		Designated at fair value through profit or loss		Loans and receivables		Available- for-sale financial assets		Held-to- Maturity financial assets		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	17,884,863	￦	—	￦	—	￦	—	￦	17,884,863
Financial assets at fair value through profit or loss		26,099,518		1,758,846		—		—		—		—		27,858,364
Derivatives		3,298,328		—		—		—		—		83,607		3,381,935
Loans		—		—		265,486,134		—		—		—		265,486,134
Financial investments		—		—		—		33,970,293		11,177,504		—		45,147,797
Other financial assets		—		—		7,322,335		—		—		—		7,322,335

Total	￦	29,397,846	￦	1,758,846	￦	290,693,332	￦	33,970,293	￦	11,177,504	￦	83,607	￦	367,081,428

	2016
	Financial liabilities at fair value through profit or loss
	Held for trading		Designated at fair value through profit or loss		Financial liabilities at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,143,510	￦	10,979,326	￦	—	￦	—	￦	12,122,836
Derivatives		3,717,819		—		—		89,309		3,807,128
Deposits		—		—		239,729,695		—		239,729,695
Debts		—		—		26,251,486		—		26,251,486
Debentures		—		—		34,992,057		—		34,992,057
Other financial liabilities		—		—		16,286,578		—		16,286,578

Total	￦	4,861,329	￦	10,979,326	￦	317,259,816	￦	89,309	￦	333,189,780

	2017
	Financial assets at fair value through profit or loss
	Held for trading		Designated at fair value through profit or loss		Loans and receivables		Available- for-sale financial assets		Held-to- Maturity financial assets		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	19,817,825	￦	—	￦	—	￦	—	￦	19,817,825
Financial assets at fair value through profit or loss		30,177,293		2,050,052		—		—		—		—		32,227,345
Derivatives		2,998,042		—		—		—		—		312,124		3,310,166
Loans		—		—		290,122,838		—		—		—		290,122,838
Financial investments		—		—		—		48,116,263		18,491,980		—		66,608,243
Other financial assets		—		—		10,195,015		—		—		—		10,195,015

Total	￦	33,175,335	￦	2,050,052	￦	320,135,678	￦	48,116,263	￦	18,491,980	￦	312,124	￦	422,281,432

	2017
	Financial liabilities at fair value through profit or loss
	Held for trading		Designated at fair value through profit or loss		Financial liabilities at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,944,770	￦	10,078,288	￦	—	￦	—	￦	12,023,058
Derivatives		3,054,614		—		—		88,151		3,142,765
Deposits		—		—		255,800,048		—		255,800,048
Debts		—		—		28,820,928		—		28,820,928
Debentures		—		—		44,992,724		—		44,992,724
Other financial liabilities		—		—		18,330,004		—		18,330,004

Total	￦	4,999,384	￦	10,078,288	￦	347,943,704	￦	88,151	￦	363,109,527

Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

The Group transferred loans and other financial assets that are derecognized in their entirety to SPEs, while the maximum exposure to loss(carrying amount) from its continuing involvement in the derecognized financial assets as of December 31, 2016 and 2017, are as follows:

	2016
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement in statement of financial position		Fair value of continuing involvement
			(In millions of Korean won)
EAK ABS Co., Ltd.	Subordinate debt	Available-for-sale financial assets	￦	7	￦	7
AP ABS First Co., Ltd.	Subordinate debt	Available-for-sale financial assets		1,393		1,393
Discovery ABS First Co., Ltd.	Subordinate debt	Available-for-sale financial assets		6,876		6,876
EAK ABS Second Co., Ltd.	Subordinate debt	Available-for-sale financial assets		12,302		12,302
FK1411 Co., Ltd.	Subordinate debt	Available-for-sale financial assets		15,212		15,212
AP 3B ABS Ltd.	Subordinate debt	Available-for-sale financial assets		14,374		14,374
AP 4D ABS Ltd.[1]	Senior debt	Loans and receivables		13,626		13,689
	Subordinated debt	Available-for-sale financial assets		14,450		14,450

		Total	￦	78,240	￦	78,303

[1]	Recognized net gain from transferring loans to the SPEs amounts to ￦6,705 million.
[2]	In addition to the above, the recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund fornon-performing loans amounts to ￦4,394 million during 2016.

	2017
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement in statement of financial position		Fair value of continuing involvement
			(In millions of Korean won)
Discovery ABS Second Co., Ltd.	Subordinate debt	Available-for-sale financial assets	￦	6,022	￦	6,022
EAK ABS Second Co., Ltd.	Subordinate debt	Available-for-sale financial assets		5,339		5,339
FK1411 Co., Ltd.	Subordinate debt	Available-for-sale financial assets		9,601		9,601
AP 3B ABS Ltd.	Subordinate debt	Available-for-sale financial assets		9,902		9,902
AP 4D ABS Ltd.	Senior debt	Loans and receivables		2,248		2,251
	Subordinated debt	Available-for-sale financial assets		14,160		14,160

		Total	￦	47,272	￦	47,275

[1]	In addition to the above, the recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund fornon-performing loans amounts to ￦2,989 million as of December 31, 2017.

Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory

The Group securitized the loans and issued the asset-backed debentures. The senior debentures and related securitized assets as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016				2017
	Carrying amount of underlying assets		Carrying amount of senior debentures		Carrying amount of underlying assets		Carrying amount of senior debentures
	(In millions of Korean won)
KB Kookmin Card Second Securitization Co., Ltd.[1]	￦	605,958	￦	361,769	￦	495,545	￦	107,093
KB Kookmin Card Third Securitization Co., Ltd.[1]		—		—		600,813		324,425
KB Kookmin Card Fourth Securitization Co., Ltd.[1]		—		—		561,495		320,892
Wise Mobile Eighth Securitization Specialty[2]		11,209		—		—		—
Wise Mobile Ninth Securitization Specialty[2]		6,027		—		—		—
Wise Mobile Tenth Securitization Specialty[2]		17,485		9,999		—		—
Wise Mobile Eleventh Securitization Specialty[2]		16,830		9,998		—		—
Wise Mobile Twelfth Securitization Specialty[2]		27,107		19,995		—		—
Wise Mobile Thirteenth Securitization Specialty[2]		31,873		24,996		7,284		—
Wise Mobile Fourteenth Securitization Specialty[2]		52,583		44,991		8,504		—
Wise Mobile Fifteenth Securitization Specialty[2]		68,270		64,983		4,105		—
Wise Mobile Sixteenth Securitization Specialty[2]		114,213		109,966		5,500		—
Wise Mobile Seventeenth Securitization Specialty[2]		118,767		114,955		10,407		4,999
Wise Mobile Eighteenth Securitization Specialty[2]		97,910		94,950		9,340		4,999

	￦	1,168,232	￦	856,602	￦	1,702,993	￦	762,408

[1]	The Company has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. In addition, the Company can entrust additional eligible card transaction accounts and deposits. To avoid such early redemption, the Company entrusts accounts and deposits in addition to the previously entrusted card accounts. Accordingly, as asset-backed debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
[2]	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.

Disclosure Of Transfers Of Financial Assets Explanatory

The Group continues to recognize the financial assets related to repurchase agreements and securities lending transactions on the statements of financial position since those transactions are not qualified for derecognition even though the Group transfers the financial assets. A financial asset is sold under a repurchase agreement to repurchase the same asset at a fixed price, or loaned under a securities lending agreement to be returned as the same asset. Thus, the Group retains substantially all the risks and rewards of ownership of the financial asset. The amounts of transferred assets and related liabilities as of December 31, 2016 and 2017, are as follows:

	2016
	Carrying amount of transferred assets		Carrying amount of related liabilities
	(In millions of Korean won)
Repurchase agreements	￦	9,302,087	￦	8,815,027
Loaned securities
Government bond		108,062		—
Stock		552,872		—
Others		16,250		—

Total	￦	9,979,271	￦	8,815,027

	2017
	Carrying amount of transferred assets		Carrying amount of related liabilities
	(In millions of Korean won)
Repurchase agreements	￦	10,111,732	￦	10,666,315
Loaned securities
Government bond		418,966		—
Stock		729,702		—
Others		—		—

Total	￦	11,260,400	￦	10,666,315

Disclosure Of Offsetting Of Financial Assets Explanatory

Details of financial assets subject to offsetting, enforceable master netting arrangements or similar agreement as of December 31, 2016 and 2017, are as follows:

	2016
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	3,800,978	￦	—	￦	3,800,978	￦	(2,390,096)	￦	(2,711)	￦	1,408,171
Derivatives held for hedging		80,718		—		80,718		(10,980)		—		69,738
Receivable spot exchange		2,557,424		—		2,557,424		(2,555,485)		—		1,939
Reverse repurchase agreements		2,926,515		—		2,926,515		(2,926,515)		—		—
Domestic exchange settlement debits		19,854,611		(19,323,418)		531,193		—		—		531,193
Other financial instruments		1,055,379		(829,137)		226,242		(7,222)		—		219,020

Total	￦	30,275,625	￦	(20,152,555)	￦	10,123,070	￦	(7,890,298)	￦	(2,711)	￦	2,230,061

	2017
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	2,981,437	￦	—	￦	2,981,437	￦	(2,195,210)	￦	(191,349)	￦	594,878
Derivatives held for hedging		312,124		—		312,124		(21,990)		(21,830)		268,304
Receivable spot exchange		3,443,674		—		3,443,674		(3,443,298)		—		376
Reverse repurchase agreements		2,617,700		—		2,617,700		(2,617,700)		—		—
Domestic exchange settlement debits		30,904,611		(29,959,914)		944,697		—		—		944,697
Other financial instruments		1,542,035		(1,531,622)		10,413		(9,525)		—		888

Total	￦	41,801,581	￦	(31,491,536)	￦	10,310,045	￦	(8,287,723)	￦	(213,179)	￦	1,809,143

Disclosure Of Offsetting Of Financial Liabilities Explanatory

Details of financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreement as of December 31, 2016 and 2017, are as follows:

	2016
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	4,622,729	￦	—	￦	4,622,729	￦	(3,005,000)	￦	(207,797)	￦	1,409,932
Derivatives held for hedging		88,506		—		88,506		(22,795)		(11,922)		53,789
Payable spot exchange		2,556,009		—		2,556,009		(2,555,485)		—		524
Repurchase agreements[1]		8,815,027		—		8,815,027		(8,815,027)		—		—
Securities borrowing agreements		1,063,056		—		1,063,056		(1,063,056)		—		—
Domestic exchange settlement credits		20,655,999		(19,323,418)		1,332,581		(1,332,503)		—		78
Other financial instruments		953,137		(829,137)		124,000		(7,252)		—		116,748

Total	￦	38,754,463	￦	(20,152,555)	￦	18,601,908	￦	(16,801,118)	￦	(219,719)	￦	1,581,071

	2017
	Gross liabilities		Gross asset offset		Net amounts presented in the statement of financial position		Non-offsetting amount
							Financial instruments		Cash collateral		Net amount
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	3,193,238	￦	—	￦	3,193,238	￦	(1,540,336)	￦	(32,585)	￦	1,620,317
Derivatives held for hedging		88,151		—		88,151		(11,770)		(9,139)		67,242
Payable spot exchange		3,445,098		—		3,445,098		(3,443,298)		—		1,800
Repurchase agreements[1]		10,666,315		—		10,666,315		(10,666,315)		—		—
Securities borrowing agreements		1,870,579		—		1,870,579		(1,870,579)		—		—
Domestic exchange settlement credits		29,999,359		(29,959,914)		39,445		(39,445)		—		—
Other financial instruments		1,721,862		(1,530,488)		191,374		(194)		—		191,180

Total	￦	50,984,602	￦	(31,490,402)	￦	19,494,200	￦	(17,571,937)	￦	(41,724)	￦	1,880,539

[1]	Includes repurchase agreements sold to customers.